Financial Risk Management - Balance of Loans and Advances and Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure Of Loans and advances, and Deposits [abstract]
Loans and advances	¥ 90,682,938	¥ 84,805,192	¥ 85,129,070
Deposits	¥ 134,404,652	¥ 128,461,527	¥ 128,461,527